Prudential MoneyMart Assets, Inc.
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.
FUND FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Prudential MoneyMart Assets, Inc. (USD $)	Class A	Class B	Class C	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption fee	none	none	none	none	none
Exchange fee	none	none	none	none	none
Maximum account fee (accounts under $10,000)	15	15	15	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prudential MoneyMart Assets, Inc.	Class A	Class B	Class C	Class X	Class Z
Management fees	0.315%	0.315%	0.315%	0.315%	0.315%
+ Distribution and service (12b-1) fees	0.125%	none	none	1.00%	none
+ Other expenses	0.161%	0.161%	0.161%	0.161%	0.161%
= Total annual Fund operating expenses	0.601%	0.476%	0.476%	1.476%	0.476%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example Prudential MoneyMart Assets, Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	61	192	335	751
Class B	49	153	266	599
Class C	49	153	266	599
Class X	150	467	806	1,764
Class Z	49	153	266	599

If Shares Are Not Redeemed
Expense Example, No Redemption Prudential MoneyMart Assets, Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	61	192	335	751
Class B	49	153	266	599
Class C	49	153	266	599
Class X	150	467	806	1,764
Class Z	49	153	266	599

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
We look for investments that we think will provide a high level of current income. To achieve our objective, we invest in short-term money market instruments such as obligations issued by the U.S. Government, its agencies and instrumentalities, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), and obligations issued by foreign banks, companies or foreign governments, and municipal notes. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features which will shorten the effective maturity of the securities to 397 days or less.

Although the Fund seeks to maintain a stable net asset value (NAV) of $1 per share, there can be no guarantee that it will always be able to do so. Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the Fund’s investment manager and its affiliates are under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be taken.
Principal Risks of Investing in the Fund.
All investments have risks to some degree. Please remember that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Debt Obligations. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.”

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

Yield Risk. The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

Money Market Fund Regulatory Risk. The Securities and Exchange Commission (SEC) and other government agencies continue to review the regulation of money market funds. As of the date of this prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

Risks Associated with Concentration in the Banking Industry. The Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Amortized Cost Method. There is also a risk that the market price for a security could be lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share. In the event that the Fund's Board were to determine that the extent of the deviation between the Fund's per share net asset value determined using amortized cost and its market-based net asset value per share may result in a material dilution or other unfair results to shareholders or potential investors, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including the potential suspension of redemption of Fund shares and liquidation of the Fund, as permitted under Rule 22e-3 under the Investment Company Act of 1940.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund's Past Performance.
The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]
[1]	The total return for the Fund's Class A shares from January 1, 2013 to June 30, 2013 was 0.01%.

Best Quarter:		Worst Quarter:
1.25%	3rd Quarter 2007	0.003%	2nd Quarter 2012

Average Annual Total Returns % (as of 12-31-12)[1]
Average Annual Total Returns Prudential MoneyMart Assets, Inc.		One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A shares	[1]	0.02%	0.56%	1.60%
Class B shares	[1]	0.02%	0.60%		1.91%	Mar. 14, 2005
Class C shares	[1]	0.02%	0.60%		1.91%	Mar. 14, 2005
Class X shares	[1]	0.02%			0.12%	Oct. 27, 2008
Class Z shares	[1]	0.02%	0.60%	1.68%
Lipper Money Market Average (A shares)	[1]	0.02%	0.47%	1.45%
Lipper Money Market Institutional Average (Z shares)	[1]	0.06%	0.61%	1.75%
[1]	The Fund's returns and yields are after deduction of expenses.

7 Day Current Yield % (as of 12-31-12)[1]
Average Annual Total Returns Prudential MoneyMart Assets, Inc.		7 Day Current Yield %
Class A shares	[1]	0.01%
Class B shares	[1]	0.01%
Class C shares	[1]	0.01%
Class X shares	[1]	0.01%
Class Z shares	[1]	0.01%
iMoneyNet, Inc. Prime Retail Average	[1]	0.01%
[1]	The Fund's returns and yields are after deduction of expenses.